                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [X]; Amendment Number:  1

This Amendment (Check only one.):   [ ] is a restatement.

                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Wells Fargo & Company

Address:          420 Montgomery Street

                  San Francisco, CA  94163

Form 13F File Number:  28-165

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Robert J. Kaukol

Title:            Senior Counsel

Phone:            (303) 899-5802

Signature, Place, and Date of Signing:

    /s/ Robert J. Kaukol            Denver, CO          October 19, 1999
------------------------------- ------------------- -------------------------
[Signature]                         [City, State]       [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:*

Form 13F File Number           Name

28-6334                        Norwest Bank Arizona, N.A.
28-714                         Norwest Bank Colorado, N.A.

28-2873                        Norwest Bank Indiana, N.A.
28-2942                        Norwest Bank Iowa, N.A.
28-3722                        Norwest Bank Minnesota, N.A.
28-2355                        Norwest Bank Minnesota North, N.A.
28-4966                        Norwest Bank Montana, N.A.
28-177                         Norwest Bank Nebraska, N.A.
28-5532                        Norwest Bank South Dakota, N.A.
28-4962                        Norwest Bank Texas, N.A.
28-3186                        Norwest Bank Wisconsin, N.A.
28-1523                        Peregrine Capital Management, Inc.
28-4413                        Wells Capital Management, Inc.
28-1341                        Wells Fargo Bank, N.A.
----------------
* Wells Fargo & Company, the manager filing this report, is a parent bank holding company. Each other manager reporting for Wells Fargo & Company is a subsidiary of Wells Fargo & Company with an independent reporting obligation for the period covered by this report. Each of these subsidiaries will file its own report for such period.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       13

Form 13F Information Table Entry Total:  1467

Form 13F Information Table Value Total:  $582,409
                                         (thousands)

LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.**

No.       Form 13F File Number            Name
1.                                        Centurion Insurance Company
2.                                        Foothill Capital Corporation
3.                                        The Foothill Group
4.                                        Norwest Bank El Paso, N.A.
5.                                        Norwest Bank Illinois, N.A.
6.                                        Norwest Bank Minnesota Southwest, N.A.
7.                                        Norwest Bank Minnesota West, N.A.
8.                                        Norwest Bank Nevada, N.A.
9.                                        Norwest Bank New Mexico, N.A.
10.                                       Norwest Bank North Dakota, N.A.
11.                                       Norwest Bank Wyoming, N.A.
12.                                       Norwest Equity Capital, L.L.C.
13.                                       Norwest Investment Advisors, Inc.
-----------------
** Each other included manager is a subsidiary of Wells Fargo & Company without an independent reporting obligation for the period covered by this report. None of these subsidiaries will file its own report for such period.

NORWEST BANK NEVADA, N.A.

FORM 13F INFORMATION TABLE
                                   TITLE                      VALUE      SHARES/   SH/ PUT/  INVSTMT OTHER     VOTING AUTHORITY
  NAME OF ISSUER                   OF CLASS        CUSIP    (X $1000)  PRN AMOUNT  PRN CALL  DISCRTN MANAGERS  SOLE    SHARED   NONE
  SECURITY NAME                    SUBCLASS
  AT&T CORP                        COMMON STOCK    001957109    170           3051 SH        SOLE              3051
  AT&T CORP                        COMMON STOCK    001957109     84           1500 SH        OTHER             1500
  AT&T CORP                        COMMON STOCK    001957109    301           5400 SH        DEF/OTH           5400
  ABBOTT LABORATORIES              COMMON STOCK    002824100    417           9200 SH        DEF/OTH           9200
  ALBANY INTERNATIONAL CORP        COMMON STOCK    012348108   3557         169385 SH        OTHER             169385
  ALBANY INTERNATIONAL CORP        COMMON STOCK    012348108  20518         977067 SH        DEF/OTH           977067
  ALLSTATE CORP                    COMMON STOCK    020002101    151           4196 SH        OTHER             4196
  ALLSTATE CORP                    COMMON STOCK    020002101    528          14714 SH        DEF/OTH           14714
  AMERICAN HOME PRODUCTS CORP      COMMON STOCK    026609107     92           1600 SH        SOLE              1600
  AMERICAN HOME PRODUCTS CORP      COMMON STOCK    026609107     83           1450 SH        OTHER             1450
  AMERICAN HOME PRODUCTS CORP      COMMON STOCK    026609107   1618          28200 SH        DEF/OTH           28200
  AMERICAN INTERNATIONAL GROUP INC COMMON STOCK    026874107    133           1137 SH        SOLE              1137
  AMERICAN INTERNATIONAL GROUP INC COMMON STOCK    026874107    765           6524 SH        DEF/OTH           6524
  ANHEUSER BUSCH COS               COMMON STOCK    035229103   1873          26400 SH        DEF/OTH           26400
  ASSOCIATED BANC-CORP             COMMON STOCK    045487105     62           1500 SH        OTHER             1500
  ASSOCIATED BANC-CORP             COMMON STOCK    045487105    239           5750 SH        DEF/OTH           5750
  BP AMOCO                         FOREIGN STOCK   055622104    105            970 SH        SOLE              970
  BP AMOCO                         FOREIGN STOCK   055622104    260           2400 SH        OTHER             2400
  BP AMOCO                         FOREIGN STOCK   055622104    100            926 SH        DEF/OTH           926
  BELLSOUTH CORP                   COMMON STOCK    079860102    148           3200 SH        SOLE              3200
  BELLSOUTH CORP                   COMMON STOCK    079860102     69           1500 SH        OTHER             1500
  BRISTOL MYERS SQUIBB CO          COMMON STOCK    110122108     28            400 SH        SOLE              400
  BRISTOL MYERS SQUIBB CO          COMMON STOCK    110122108    338           4800 SH        OTHER             4800
  BRISTOL MYERS SQUIBB CO          COMMON STOCK    110122108   1986          28200 SH        DEF/OTH           28200
  CNA FINANCIAL                    COMMON STOCK    126117100    242           6000 SH        DEF/OTH           6000
  CISCO SYSTEMS INC                COMMON STOCK    17275R102    426           6600 SH        SOLE              6600
  CISCO SYSTEMS INC                COMMON STOCK    17275R102    145           2250 SH        DEF/OTH           2250
  CITIGROUP INC                    COMMON STOCK    172967101     43            900 SH        SOLE              900
  CITIGROUP INC                    COMMON STOCK    172967101      7            150 SH        OTHER             150
  CITIGROUP INC                    COMMON STOCK    172967101    164           3450 SH        DEF/OTH           3450
  COCA COLA CO                     COMMON STOCK    191216100    784          12650 SH        OTHER             12650
  COCA COLA CO                     COMMON STOCK    191216100   5698          91900 SH        DEF/OTH           91900
  CORNING INCORPORATED             COMMON STOCK    219350105    361           5150 SH        DEF/OTH           5150
  DAYTON HUDSON CORP               COMMON STOCK    239753106     59            900 SH        SOLE              900
  DAYTON HUDSON CORP               COMMON STOCK    239753106    351           5400 SH        DEF/OTH           5400
  WALT DISNEY                      COMMON STOCK    254687106     12            400 SH        SOLE              400
  WALT DISNEY                      COMMON STOCK    254687106     22            700 SH        OTHER             700
  WALT DISNEY                      COMMON STOCK    254687106    989          32100 SH        DEF/OTH           32100
  DU PONT E I DE NEMOURS & CO      COMMON STOCK    263534109    162           2375 SH        SOLE              2375
  DU PONT E I DE NEMOURS & CO      COMMON STOCK    263534109     70           1025 SH        OTHER             1025
  DU PONT E I DE NEMOURS & CO      COMMON STOCK    263534109    273           4000 SH        DEF/OTH           4000
  EMERSON ELECTRIC CO              COMMON STOCK    291011104    170           2700 SH        SOLE              2700
  EMERSON ELECTRIC CO              COMMON STOCK    291011104     13            200 SH        OTHER             200
  EMERSON ELECTRIC CO              COMMON STOCK    291011104    211           3350 SH        DEF/OTH           3350
  EXXON CORP                       COMMON STOCK    302290101     23            300 SH        SOLE              300
  EXXON CORP                       COMMON STOCK    302290101    161           2082 SH        OTHER             2082
  EXXON CORP                       COMMON STOCK    302290101     77           1000 SH        DEF/OTH           1000
  FIFTH THIRD BANCORP              COMMON STOCK    316773100    255           3825 SH        DEF/OTH           3825
  GENERAL ELECTRIC CO              COMMON STOCK    369604103    387           3425 SH        SOLE              3425
  GENERAL ELECTRIC CO              COMMON STOCK    369604103    715           6325 SH        OTHER             6325
  GENERAL ELECTRIC CO              COMMON STOCK    369604103   2463          21800 SH        DEF/OTH           21800
  GILLETTE CO                      COMMON STOCK    375766102    167           4063 SH        SOLE              4063
  GILLETTE CO                      COMMON STOCK    375766102    129           3150 SH        DEF/OTH           3150
  HEWLETT PACKARD CO               COMMON STOCK    428236103    116           1150 SH        SOLE              1150
  HEWLETT PACKARD CO               COMMON STOCK    428236103     20            200 SH        OTHER             200
  HEWLETT PACKARD CO               COMMON STOCK    428236103    402           4000 SH        DEF/OTH           4000
  HOME DEPOT INC                   COMMON STOCK    437076102    329           5100 SH        SOLE              5100
  HOME DEPOT INC                   COMMON STOCK    437076102     87           1350 SH        OTHER             1350
  INTEL CORP                       COMMON STOCK    458140100    167           2800 SH        SOLE              2800
  INTEL CORP                       COMMON STOCK    458140100    119           2000 SH        OTHER             2000
  INTEL CORP                       COMMON STOCK    458140100   1047          17600 SH        DEF/OTH           17600
  JOHNSON & JOHNSON                COMMON STOCK    478160104    163           1668 SH        SOLE              1668
  JOHNSON & JOHNSON                COMMON STOCK    478160104    274           2800 SH        OTHER             2800
  JOHNSON & JOHNSON                COMMON STOCK    478160104    314           3200 SH        DEF/OTH           3200
  KIMBERLY CLARK CORP              COMMON STOCK    494368103     67           1175 SH        OTHER             1175
  KIMBERLY CLARK CORP              COMMON STOCK    494368103    470           8250 SH        DEF/OTH           8250
  LUCENT TECHNOLOGIES INC          COMMON STOCK    549463107    190           2824 SH        SOLE              2824
  LUCENT TECHNOLOGIES INC          COMMON STOCK    549463107    180           2672 SH        OTHER             2672
  LUCENT TECHNOLOGIES INC          COMMON STOCK    549463107    314           4660 SH        DEF/OTH           4660
  MCDONALDS CORP                   COMMON STOCK    580135101     33            800 SH        SOLE              800
  MCDONALDS CORP                   COMMON STOCK    580135101     14            350 SH        OTHER             350
  MCDONALDS CORP                   COMMON STOCK    580135101   1203          29250 SH        DEF/OTH           29250
  MEDTRONIC INC                    COMMON STOCK    585055106     35            450 SH        SOLE              450
  MEDTRONIC INC                    COMMON STOCK    585055106    467           6000 SH        DEF/OTH           6000
  MERCK & CO                       COMMON STOCK    589331107    460           6250 SH        SOLE              6250
  MERCK & CO                       COMMON STOCK    589331107    449           6100 SH        OTHER             6100
  MERCK & CO                       COMMON STOCK    589331107   2555          34700 SH        DEF/OTH           34700
  MEREDITH CORPORATION             COMMON STOCK    589433101  17053         492496 SH        SOLE              492496
  MEREDITH CORPORATION             COMMON STOCK    589433101   5726         165378 SH        OTHER             165378
  MICROSOFT CORP                   COMMON STOCK    594918104    451           5000 SH        SOLE              5000
  MICROSOFT CORP                   COMMON STOCK    594918104    505           5600 SH        DEF/OTH           5600
  MOBIL CORP                       COMMON STOCK    607059102     99           1000 SH        SOLE              1000
  MOBIL CORP                       COMMON STOCK    607059102    158           1600 SH        OTHER             1600
  MOTOROLA INC                     COMMON STOCK    620076109    182           1925 SH        SOLE              1925
  MOTOROLA INC                     COMMON STOCK    620076109     57            600 SH        OTHER             600
  PEPSICO INC                      COMMON STOCK    713448108    147           3800 SH        SOLE              3800
  PEPSICO INC                      COMMON STOCK    713448108     77           2000 SH        OTHER             2000
  PFIZER INC                       COMMON STOCK    717081103    556           5100 SH        DEF/OTH           5100
  PIONEER HI BRED INTL INC         COMMON STOCK    723686101    339           8700 SH        DEF/OTH           8700
  PROCTER & GAMBLE CO              COMMON STOCK    742718109    250           2800 SH        SOLE              2800
  PROCTER & GAMBLE CO              COMMON STOCK    742718109    321           3600 SH        DEF/OTH           3600
  SBC COMMUNICATIONS INC           COMMON STOCK    78387G103    286           4926 SH        OTHER             4926
  SBC COMMUNICATIONS INC           COMMON STOCK    78387G103    545           9400 SH        DEF/OTH           9400
  SARA LEE                         COMMON STOCK    803111103     18            800 SH        SOLE              800
  SARA LEE                         COMMON STOCK    803111103    123           5400 SH        OTHER             5400
  SARA LEE                         COMMON STOCK    803111103   2918         128600 SH        DEF/OTH           128600
  SCHLUMBERGER LTD                 COMMON STOCK    806857108    153           2400 SH        SOLE              2400
  SCHLUMBERGER LTD                 COMMON STOCK    806857108     13            200 SH        OTHER             200
  SCHLUMBERGER LTD                 COMMON STOCK    806857108    191           3000 SH        DEF/OTH           3000
  SEARS ROEBUCK & CO               COMMON STOCK    812387108     27            600 SH        SOLE              600
  SEARS ROEBUCK & CO               COMMON STOCK    812387108     55           1240 SH        OTHER             1240
  SEARS ROEBUCK & CO               COMMON STOCK    812387108    354           7939 SH        DEF/OTH           7939
  STATE STREET CORP                COMMON STOCK    857477103    141           1650 SH        SOLE              1650
  STATE STREET CORP                COMMON STOCK    857477103    393           4600 SH        DEF/OTH           4600
  SUN MICROSYSTEMS INC             COMMON STOCK    866810104     69           1000 SH        SOLE              1000
  SUN MICROSYSTEMS INC             COMMON STOCK    866810104    162           2350 SH        OTHER             2350
  SUN MICROSYSTEMS INC             COMMON STOCK    866810104    186           2700 SH        DEF/OTH           2700
  SUNGARD DATA SYSTEMS INC         COMMON STOCK    867363103     52           1500 SH        OTHER             1500
  SUNGARD DATA SYSTEMS INC         COMMON STOCK    867363103    166           4800 SH        DEF/OTH           4800
  WAL MART STORES INC              COMMON STOCK    931142103    222           4600 SH        SOLE              4600
  WAL MART STORES INC              COMMON STOCK    931142103    135           2800 SH        OTHER             2800
  WALGREEN CO                      COMMON STOCK    931422109    235           8000 SH        SOLE              8000
  WALGREEN CO                      COMMON STOCK    931422109    317          10800 SH        DEF/OTH           10800
  WELLS FARGO COMPANY              COMMON STOCK    949746101     43           1000 SH        SOLE              1000
  WELLS FARGO COMPANY              COMMON STOCK    949746101     90           2100 SH        OTHER             2100
  WELLS FARGO COMPANY              COMMON STOCK    949746101    448          10481 SH        DEF/OTH           10481
  NORWEST ADVANTAGE FDS VALUGROWTH MUTUAL FUNDS -  980006MF4    201           8805 SH        SOLE              8805
  NORWEST ADVANTAGE FDS VALUGROWTH MUTUAL FUNDS -  980006MF4    161           7048 SH        OTHER             7048
  NORWEST ADVANTAGE FDS INCOME     MUTUAL FUNDS -  980062MF7     88           1833 SH        SOLE              1833
  NORWEST ADVANTAGE FDS INCOME     MUTUAL FUNDS -  980062MF7    170           3534 SH        OTHER             3534
